The Company, basis of presentation and significant accounting policies - Principles of consolidation and composition (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
The Company, basis of presentation and significant accounting policies
Number of companies consolidated	2,180
Number of companies accounted for by the equity method	50
Number of first-time consolidations companies	185
Number of companies deconsolidated	40
finance lease receivables reclassification from other current assets to trade accounts and other receivables to conform to current year's presentation		€ 58,336,000
loss net monetary position	€ 12,297,000
Hyperinflation loss	€ 34,616,000
Hyperinflation increase	48.00%
IFRIC Interest Expense	€ 19,012,000	18,301,000
IFRIC Interest Income	8,078,000	21,262,000
IFRIC Income Tax Expense	10,934,000	2,961,000
IFRIC Non Current Provisions	29,027,000
IFRIC Other Non Current Assets	87,000
IFRIC Income Tax Payable Non Current	28,940,000
IFRIC Current Provisions	14,970,000
IFRIC Income Tax Payble Current	14,970,000
Gain COGS		(14,534,000)
SGA Gain	(13,543,000)	40,297,000
Net Gain On Divestiture	€ 13,543,000	€ 25,763,000